CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2016	Apr. 30, 2015	Jul. 31, 2015	Jul. 31, 2014
Income Statement [Abstract]
REVENUE	$ 29,053	$ 34,885	$ 65,385	$ 85,895	$ 114,433	$ 26,539
COST OF GOODS SOLD	20,665	32,583	51,247	70,550	94,210	25,334
GROSS PROFIT	8,388	2,302	14,138	15,345	20,223	1,205
OPERATING EXPENSES
Sales and marketing expenses	16,076	126,493	189,934	387,786	480,612	382,165
General and administrative expenses	182,569	246,595	703,032	711,158	1,079,373	626,125
Total operating expenses	198,645	373,088	892,966	1,098,944	1,559,985	1,008,290
LOSS FROM OPERATIONS	(190,257)	(370,786)	(878,828)	(1,083,599)	(1,539,762)	(1,007,085)
OTHER INCOME (EXPENSE)
Interest expense	(236,834)	(137,730)	(782,569)	(427,798)	(638,914)	(365,275)
NET LOSS	$ (427,091)	$ (508,516)	$ (1,661,397)	$ (1,511,397)	$ (2,178,676)	$ (1,372,360)
NET LOSS PER COMMON SHARE: Basic and fully diluted (in dollars per share)	$ (0.12)	$ (0.61)	$ (0.56)	$ (1.86)	$ (2.20)	$ (2.12)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING: Basic and fully diluted (in shares)	3,694,146	840,418	2,963,805	811,737	988,456	647,245